Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2019-2
Statement to Securityholders
Determination Date: July 12, 2022

Payment Date	7/15/2022
Collection Period Start	6/1/2022
Collection Period End	6/30/2022
Interest Period Start	6/15/2022
Interest Period End	7/14/2022

Cut-Off Date Net Pool Balance	$1,410,746,433.50
Cut-Off Date Adjusted Pool Balance	$1,410,746,433.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Sep-20
Class A-2 Notes	$—	$—	$—	—	Sep-22
Class A-3 Notes	$122,175,346.35	$17,834,501.22	$104,340,845.13	0.227322	May-24
Class A-4 Notes	$124,422,000.00	$—	$124,422,000.00	1.000000	Feb-25
Class B Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Mar-25
Class C Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Apr-25
Class D Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Jan-26
Total Notes	$288,921,346.35	$17,834,501.22	$271,086,845.13

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$292,448,212.43	$274,613,711.21	0.194658
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$292,448,212.43	$274,613,711.21
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,526,866.08	$3,526,866.08
Reserve Account Balance	$3,526,866.08	$3,526,866.08

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.13163%	ACT/360	$—
Class A-2 Notes	$—	2.06000%	30/360	$—
Class A-3 Notes	$122,175,346.35	1.92000%	30/360	$195,480.55
Class A-4 Notes	$124,422,000.00	1.96000%	30/360	$203,222.60
Class B Notes	$14,108,000.00	2.16000%	30/360	$25,394.40
Class C Notes	$14,108,000.00	2.36000%	30/360	$27,745.73
Class D Notes	$14,108,000.00	2.69000%	30/360	$31,625.43
Total Notes	$288,921,346.35			$483,468.71

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$292,448,212.43	$274,613,711.21
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$292,448,212.43	$274,613,711.21
Number of Receivable Outstanding	33,286	32,406
Weight Average Contract Rate	4.72%	4.72%
Weighted Average Remaining Term (months)	28	27

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,166,907.39
Principal Collections	$17,758,821.22
Liquidation Proceeds	$102,965.88
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$19,028,694.49
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$19,028,694.49

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$243,706.84	$243,706.84	$—	$—	$18,784,987.65
Interest - Class A-1 Notes	$—	$—	$—	$—	$18,784,987.65
Interest - Class A-2 Notes	$—	$—	$—	$—	$18,784,987.65
Interest - Class A-3 Notes	$195,480.55	$195,480.55	$—	$—	$18,589,507.10
Interest - Class A-4 Notes	$203,222.60	$203,222.60	$—	$—	$18,386,284.50
First Allocation of Principal	$—	$—	$—	$—	$18,386,284.50
Interest - Class B Notes	$25,394.40	$25,394.40	$—	$—	$18,360,890.10
Second Allocation of Principal	$—	$—	$—	$—	$18,360,890.10
Interest - Class C Notes	$27,745.73	$27,745.73	$—	$—	$18,333,144.37
Third Allocation of Principal	$199,635.14	$199,635.14	$—	$—	$18,133,509.23
Interest - Class D Notes	$31,625.43	$31,625.43	$—	$—	$18,101,883.80
Fourth Allocation of Principal	$14,108,000.00	$14,108,000.00	$—	$—	$3,993,883.80
Reserve Account Deposit Amount	$—	$—	$—	$—	$3,993,883.80
Regular Principal Distribution Amount	$3,526,866.08	$3,526,866.08	$—	$—	$467,017.72
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$467,017.72
Remaining Funds to Certificates	$467,017.72	$467,017.72	$—	$—	$—
Total	$19,028,694.49	$19,028,694.49	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$292,448,212.43	$274,613,711.21
Note Balance	$288,921,346.35	$271,086,845.13
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,526,866.08	$3,526,866.08
Target Overcollateralization Amount	$3,526,866.08	$3,526,866.08
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,526,866.08
Beginning Reserve Account Balance	$3,526,866.08
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,526,866.08

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.03%	9	$75,680.00
Liquidation Proceeds of Defaulted Receivables[1]	0.04%	103	$102,965.88
Monthly Net Losses (Liquidation Proceeds)			$(27,285.88)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.09%
Second Preceding Collection Period			0.09%
Preceding Collection Period			(0.28)%
Current Collection Period			(0.12)%
Four-Month Average Net Loss Ratio			(0.06)%
Cumulative Net Losses for All Periods			$2,079,395.83
Cumulative Net Loss Ratio			0.15%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.29%	76	$796,484.61
60-89 Days Delinquent	0.14%	27	$372,917.06
90-119 Days Delinquent	0.01%	1	$22,512.47
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.43%	104	$1,191,914.14

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		2	$25,510.66
Total Repossessed Inventory		3	$43,419.47

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		28	$395,429.53
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.09%
Second Preceding Collection Period			0.11%
Preceding Collection Period			0.14%
Current Collection Period			0.14%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of June 2022.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.15	0.06%	14	0.04%